                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02349

                      Morgan Stanley Income Securities Inc.
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: September 30, 2007

Date of reporting period: June 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INCOME SECURITIES INC.
PORTFOLIO OF INVESTMENTS JUNE 30, 2007 (UNAUDITED)

     PRINCIPAL
     AMOUNT IN                                                           COUPON  MATURITY
     THOUSANDS                                                            RATE     DATE          VALUE
     ---------                                                           ------  --------    ------------
                CORPORATE BONDS (65.9%)
                Advertising/Marketing Services (0.1%)
       $   175  Interpublic Group of Companies, Inc. (The)                 6.25% 11/15/14    $    161,437
                                                                                             ------------
                Aerospace & Defense (0.6%)
           328  Raytheon Co.                                               4.50  11/15/07         326,880
           540  Systems 2001 Asset Trust - 144A* (Cayman Islands)         6.664  09/15/13         560,320
                                                                                             ------------
                                                                                                  887,200
                                                                                             ------------
                Air Freight/Couriers (1.3%)
         2,000  FedEx Corp.                                                7.25  02/15/11       2,104,668
                                                                                             ------------
                Airlines (0.2%)
           370  America West Airlines, Inc. (Series 01-1)                  7.10  04/02/21         390,342
                                                                                             ------------
                Auto Parts: O.E.M. (0.3%)
           460  ArvinMeritor, Inc.                                         8.75  03/01/12         466,900
                                                                                             ------------
                Beverages: Alcoholic (0.7%)
         1,100  FBG Finance Ltd. - 144A* (Australia)                      5.125  06/15/15       1,032,561
                                                                                             ------------
                Cable/Satellite TV (4.0%)
         1,355  Comcast Cable Communications, Inc.                         6.75  01/30/11       1,403,605
         1,740  Comcast Cable Communications, Inc.                        7.125  06/15/13       1,846,382
         2,310  Comcast Corp.                                              6.50  01/15/15       2,372,058
           695  EchoStar DBS Corp.                                        6.375  10/01/11         682,837
           110  EchoStar DBS Corp.                                        6.625  10/01/14         105,325
                                                                                             ------------
                                                                                                6,410,207
                                                                                             ------------
                Department Stores (2.9%)
         2,800  Federated Department Stores, Inc.                         6.625  09/01/08       2,819,146
           260  JC Penny Corp., Inc.                                       5.75  02/15/18         251,491
           610  May Department Stores Co.                                  5.95  11/01/08         610,906
         1,005  May Department Stores Co.                                  6.70  07/15/34         937,049
                                                                                             ------------
                                                                                                4,618,592
                                                                                             ------------
                Drugstore Chains (1.4%)
           780  CVS Caremark Corp.                                         5.75  06/01/17         753,957
           495  CVS Corp.                                                  5.75  08/15/11         495,413
           965  CVS Corp. - 144A*                                         6.036  12/10/28         938,981
                                                                                             ------------
                                                                                                2,188,351
                                                                                             ------------
                Electric Utilities (11.1%)
         3,085  Arizona Public Service Co.                                 5.80  06/30/14       3,048,446
         2,105  Carolina Power & Light Co.                                5.125  09/15/13       2,041,322
           285  CenterPoint Energy Resource                                6.25  02/01/37         275,384
         1,705  Consumers Energy Co. (Series F)                            4.00  05/15/10       1,636,394
           240  Consumers Energy Co. (Series H)                            4.80  02/17/09         237,184
           930  Detroit Edison Co. (The)                                  6.125  10/01/10         947,266
           835  Duquesne Light Co. (Series O)                              6.70  04/15/12         872,768
           915  Entergy Gulf States, Inc.                                  3.60  06/01/08         898,870
           930  Entergy Gulf States, Inc.                                  5.76+ 12/01/09         930,060
           820  Entergy Gulf States, Inc. - 144A*                          6.11+ 12/08/08         822,476
           600  Exelon Corp.                                               6.75  05/01/11         618,708
           215  Indianapolis Power & Light Co. - 144A*                     6.30  07/01/13         219,393
         1,565  Ohio Edison                                                6.40  07/15/16       1,601,544
         1,310  Ohio Power Company - IBC (Series K)                        6.00  06/01/16       1,313,492
           228  PSEG Energy Holdings Inc.                                 8.625  02/15/08         232,148
           185  Public Service Electric & Gas Co. (Series B)               5.00  01/01/13         179,095
           570  Texas Eastern Transmission, LP                             7.00  07/15/32         627,190
           650  TXU Energy Co.                                             7.00  03/15/13         671,251
           430  Union Electric Co.                                         6.40  06/15/17         439,493

                                                                                             ------------
                                                                                               17,612,484
                                                                                             ------------
                Electrical Products (0.6%)
           920  Cooper Industries, Inc.                                    5.25  11/15/12         903,225
                                                                                             ------------
                Electronic Equipment/Instruments (0.6%)
           955  Xerox Corp.                                                5.50  05/15/12         939,581
                                                                                             ------------
                Electronics/Appliances (0.4%)
           705  LG Electronics Inc. - 144A* (South Korea)                  5.00  06/17/10         689,233
                                                                                             ------------
                Environmental Services (0.9%)
         1,370  Waste Management, Inc.                                    6.875  05/15/09       1,401,740
                                                                                             ------------
                Finance/Rental/Leasing (3.2%)
         1,085  Capmark Financial Group - 144A*                           5.875  05/10/12       1,071,895
           450  Capmark Financial Group - 144A*                            6.30  05/10/17         443,625
         1,680  Ford Motor Credit Co.                                      7.25  10/25/11       1,618,347
         1,985  Residential Capital Corp.                                 6.375  06/30/10       1,960,688
                                                                                             ------------
                                                                                                5,094,555
                                                                                             ------------
                Financial Conglomerates (1.5%)
           510  Brookfield Asset Management Inc.                           5.80  04/25/17         493,589
         1,945  General Motors Acceptance Corp.                           6.875  09/15/11       1,914,923
                                                                                             ------------
                                                                                                2,408,512
                                                                                             ------------
                Food Retail (1.2%)
           901  Delhaize America, Inc.                                     9.00  04/15/31       1,093,047
           830  Fred Meyer, Inc.                                           7.45  03/01/08         840,483
                                                                                             ------------
                                                                                                1,933,530
                                                                                             ------------
                Food: Major Diversified (1.4%)
           800  ConAgra Foods, Inc.                                        7.00  10/01/28         835,695
           670  ConAgra Foods, Inc.                                        8.25  09/15/30         795,297
           720  Sara Lee Corp.                                            6.125  11/01/32         646,065
                                                                                             ------------
                                                                                                2,277,057
                                                                                             ------------
                Food: Meat/Fish/Dairy (0.5%)
           355  Pilgrim's Pride Corp.                                     7.625  05/01/15         355,887
           125  Pilgrim's Pride Corp.                                     9.625  09/15/11         130,000
           345  Smithfield Foods Inc. (Series B)                           8.00  10/15/09         357,075
                                                                                             ------------
                                                                                                  842,962
                                                                                             ------------
                Gas Distributors (0.5%)
           745  NiSource Finance Corp.                                     5.93+ 11/23/09         746,571
                                                                                             ------------
                Home Improvement Chains (0.9%)
         1,455  Home Depot Inc.                                           5.485+ 12/16/09       1,453,564
                                                                                             ------------
                Insurance Brokers/Services (2.0%)
         1,170  Catlin Insurance Co., Ltd. - 144A* (Bahamas)              7.249+ 12/31/49++     1,115,140
           450  Farmers Exchange Capital - 144A*                           7.05  07/15/28         457,113
         1,330  Farmers Insurance Exchange - 144A*                        8.625  05/01/24       1,540,328
                                                                                             ------------
                                                                                                3,112,581
                                                                                             ------------
                Integrated Oil (1.0%)
         1,565  Amerada Hess Corp.                                         6.65  08/15/11       1,618,395
                                                                                             ------------
                Investment Banks/Brokers (1.0%)
         1,650  Goldman Sachs Capital Trust II                            5.793+ 12/29/49++    1,612,000
                                                                                             ------------
                Major Banks (3.2%)
         2,070  Unicredit Luxembourg Finance S.A. - 144A* (Luxembourg)    5.405+ 10/24/08       2,071,230
           840  USB Capital IX                                            6.189+ 04/15/49+++      846,906
         2,185  Wachovia Capital Trust III                                 5.80+ 08/29/49+++    2,177,265
                                                                                             ------------
                                                                                                5,095,401
                                                                                             ------------
                Major Telecommunications (5.6%)
         1,410  AT&T Corp.                                                 8.00+ 11/15/31       1,680,816
         1,250  France Telecom S.A. (France)                               8.50+ 03/01/31       1,575,139
         1,525  SBC Communications, Inc.                                   6.15  09/15/34       1,466,891
           785  Sprint Capital Corp.                                       8.75  03/15/32         884,039
         1,405  Telecom Italia Capital S.A. (Luxembourg)                   4.00  01/15/10       1,351,460

         1,355  Telefonica Europe BV (Netherlands)                         8.25  09/15/30       1,579,270
           405  Verizon New England Inc.                                   6.50  09/15/11         416,059
                                                                                             ------------
                                                                                                8,953,674
                                                                                             ------------
                Media Conglomerates (3.4%)
         2,005  Time Warner, Inc.                                          5.59+ 11/13/09       2,008,030
         2,090  Time Warner, Inc.                                         5.875  11/15/16       2,036,337
         1,350  Viacom Inc.                                               6.875  04/30/36       1,308,262
                                                                                             ------------
                                                                                                5,352,629
                                                                                             ------------
                Medical Specialties (0.8%)
         1,330  Hospira, Inc.                                              5.83+ 03/30/10       1,334,178
                                                                                             ------------
                Motor Vehicles (1.2%)
           795  DaimlerChrysler North American Holdings Co.                7.30  01/15/12         843,979
           260  DaimlerChrysler North American Holdings Co.                8.00  06/15/10         276,714
           675  DaimlerChrysler North American Holdings Co.                8.50  01/18/31         855,445
                                                                                             ------------
                                                                                                1,976,138
                                                                                             ------------
                Multi-Line Insurance (0.5%)
           750  Two-Rock Pass Through - 144A* (Bahamas)                   6.298+ 12/31/49++       738,938
                                                                                             ------------
                Oil & Gas Pipelines (3.1%)
           350  Colorado Interstate Gas Co.                                6.80  11/15/15         361,695
         2,685  Enterprise Products Operating                              5.60  10/15/14       2,614,009
         1,095  Kinder Morgan Finance Co. (Canada)                         5.70  01/05/16       1,010,890
         1,010  Plains All American Pipeline LP/PAA Finance Corp.          6.70  05/15/36       1,014,393
                                                                                             ------------
                                                                                                5,000,987
                                                                                             ------------
                Oil & Gas Production (1.5%)
           385  Chesapeak Energy Corp.                                    7.625  07/15/13         396,550
         1,545  Devon Financing Corp.                                     6.875  09/30/11       1,614,354
           395  Kerr-McGee Corp.                                          6.625  10/15/07         396,304
                                                                                             ------------
                                                                                                2,407,208
                                                                                             ------------
                Oil Refining/Marketing (0.3%)
           515  Valero Energy Corp.                                        3.50  04/01/09         499,548
                                                                                             ------------
                Other Metals/Minerals (0.7%)
         1,030  Brascan Corp. (Canada)                                    7.125  06/15/12       1,083,158
                                                                                             ------------
                Property - Casualty Insurers (1.2%)
         1,400  Mantis Reef Ltd. - 144A* (Australia)                      4.692  11/14/08       1,384,130
           500  Platinum Underwriters Finance Inc. (Series B)              7.50  06/01/17         515,619
                                                                                             ------------
                                                                                                1,899,749
                                                                                             ------------
                Railroads (1.6%)
           830  Burlington North Santa Fe Railway Co.                     6.125  03/15/09         839,107
         1,140  Union Pacific Corp.                                       6.625  02/01/08       1,147,472
           625  Union Pacific Corp. (Series E)                             6.79  11/09/07         627,323
                                                                                             ------------
                                                                                                2,613,902
                                                                                             ------------
                Real Estate Development (0.6%)
           740  World Financial Properties - 144A*                         6.91  09/01/13         764,370
           166  World Financial Properties - 144A*                         6.95  09/01/13         171,420
                                                                                             ------------
                                                                                                  935,790
                                                                                             ------------
                Real Estate Investment Trusts (0.9%)
         1,485  iStar Financial Inc.                                       5.71+ 03/09/10       1,487,603
                                                                                             ------------
                Restaurants (0.4%)
           570  Tricon Global Restaurants, Inc.                           8.875  04/15/11         627,632
                                                                                             ------------
                Savings Banks (2.4%)
         1,975  Sovereign Bancorp Inc.                                     5.59+ 03/23/10       1,976,819
         1,455  Washington Mutual Inc.                                     8.25  04/01/10       1,549,168
           300  Washington Mutual Preferred Funding II                    6.665+ 12/31/49++       286,884
                                                                                             ------------
                                                                                                3,812,871
                                                                                             ------------
                Tobacco (0.2%)
           345  RJ Reynolds Tobacco Holdings                               6.50  07/15/10         352,447
                                                                                             ------------

                TOTAL CORPORATE BONDS
                   (Cost $106,306,161)                                                        105,078,101
                                                                                             ------------
                U.S. GOVERNMENT OBLIGATIONS (20.3%)
         5,215  U.S. Treasury Bond                                        6.125  08/15/29       5,851,397
         5,400  U.S. Treasury Bond                                        6.375  08/15/27       6,174,565
        14,600  U.S. Treasury Strips                                      11.25  02/15/15      20,306,556
                                                                                             ------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS
                   (Cost $34,946,159)                                                          32,332,518
                                                                                             ------------
                ASSET-BACKED SECURITIES (3.4%)
                Finance/Rental/Leasing (3.4%)
           117  CIT Equipment Collateral 2004-EF1 A3                       3.50  09/20/08         116,119
           278  CNH Equipment Trust 2005-A A3                              4.02  04/15/09         276,692
           210  Ford Credit Auto Owner Trust 2005-B A3                     4.17  01/15/09         209,230
         1,350  Ford Credit Auto Owner Tst - 2007-A A3A                    5.40  08/15/11       1,350,632
         1,275  GS Auto Ln Tst - 2007-1 A3                                 5.39  12/15/11       1,275,130
           644  Harley-Davidson Motorcycle Trust 2004-2 A2                 3.56  02/15/12         634,744
           222  Honda Auto Receivables Owner Trust 2005-2 A3               3.93  01/15/09         221,459
           950  TXU Electric Delivery Transition Bond Co. LLC 2004-1 A2    4.81  11/17/14         930,896
           310  USAA Auto Owner Trust 2005-1 A3                            3.90  07/15/09         308,692
           101  Volkswagen Auto Lease Trust 2005-A A3                      3.82  05/20/08         100,786
                                                                                             ------------
                TOTAL ASSET-BACKED SECURITIES
                (Cost $5,454,462)                                                               5,424,380
                                                                                             ------------
                COMMERCIAL MORTGAGE-BACKED SECURITIES  (1.1%)
           900  GS MTG SEC CORP.  2007-GG10 A4 (WI)                       5.993  08/10/45         897,398
           950  JP MORGAN CHASE COMMERCIAL 2007-LD11 A4 (WI)              6.007  06/15/49         944,717
                                                                                             ------------
                TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
                (Cost $1,837,924)                                                               1,842,115
                                                                                             ------------
                FOREIGN GOVERNMENT OBLIGATION (0.5%)
MXN      7,735  Mexican Fixed Rate Bonds (Series I10) (Mexico)
                (Cost $787,507)                                            9.50  12/18/14         788,747
                                                                                             ------------
                SHORT-TERM INVESTMENTS (9.1%)
                U.S. GOVERNMENT OBLIGATION (A) (0.2%)
           300  U.S. Treasury Bill** (Cost $299,508)                      4.915  07/12/07         299,508
                                                                                             ------------
                Investment Company (8.9%)
        14,138  Morgan Stanley Institutional Liquidity Fund -
                Money Market Portfolio (b)
                (Cost $14,138,294)                                                             14,138,294
                                                                                             ------------
                TOTAL SHORT-TERM INVESTMENTS
                (Cost $14,437,802)                                                             14,437,802
                                                                                             ------------
                TOTAL INVESTMENTS
                   (Cost $163,770,015)(c)(d)                                        100.3%    159,903,663
                LIABILITIES IN EXCESS OF OTHER ASSETS                                (0.3)       (477,787)
                                                                                    -----    ------------
                NET ASSETS                                                          100.0%   $159,425,876
                                                                                    =====    ============

----------
MXN  Mexican New Peso

WI   When-Issued Security

*    Resale is restricted to qualified institutional investors.

** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $124,820.

+    Floating rate security, rate shown is the rate in effect at June 30, 2007.

++   Security with perpetual maturity

+++ Securities represent beneficial interest in trusts. The corresponding assets of the trusts are junior subordinated notes due 2042 and a stock purchase contract to purchase preferred stock on or about March 15, 2011 for Wachovia Capital Trust III on or about April 15, 2011 for USB Capital
     IX. Securities have a perpetual maturity and the trusts will redeem them only to the extent the preferred stock is redeemed.

(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

(b) The Fund invests in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio, an open-end management investment company managed by the Investment Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Fund - Money Market Portfolio. Income distributions earned by the Fund totaled $7,157 for the period ended June 30, 2007.

(c) Securities have been designated as collateral in amount equal to $81,750,505 in connection with purchases of when issued securities, open futures contracts and open swap contracts.

(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $906,078 and the aggregate gross unrealized depreciation is $4,772,430, resulting in net unrealized depreciation of $3,866,352.

FUTURES CONTRACTS OPEN AT JUNE 30, 2007:

                                 DESCRIPTION,           UNDERLYING      UNREALIZED
NUMBER OF                          DELIVERY             FACE AMOUNT    APPRECIATION
CONTRACTS   LONG/SHORT          MONTH AND YEAR           AT VALUE     (DEPRECIATION)
---------   ----------   ---------------------------   ------------   --------------
    341        Long       U.S. Treasury Note 5 year,
                                September 2007         $ 35,490,642     $(360,057)
     22        Long       U.S. Treasury Note 2 year,
                                September 2007            4,483,188        (7,029)
    365        Short     U.S. Treasury Note 10 year,
                                September 2007          (38,581,642)      263,283
                                                                        ---------
   Net Unrealized Depreciation.....................................     $(103,803)
                                                                        =========

MORGAN STANLEY INCOME SECURITIES INC.

CREDIT DEFAULT SWAP CONTRACTS OPEN AT JUNE 30, 2007:

                                                          NOTIONAL                                       UNREALIZED
            SWAP COUNTERPARTY &               BUY/SELL     AMOUNT    PAY/RECEIVE      TERMINATION       APPRECIATION
           REFERENCE OBLIGATION              PROTECTION    (000'S)    FIXED RATE         DATE          (DEPRECIATION)
           --------------------              ----------   --------   -----------   -----------------   --------------
      Goldman Sachs International
The Hartford Financial Services Group Inc.       Buy       $1,700        0.12%     December 20, 2011     $      --

      Goldman Sachs International
            Motorola, Inc.                       Buy          540        0.15      December 20, 2011         2,808

      Goldman Sachs International
            Motorola, Inc.                       Buy        1,100       0.157      December 20, 2011         5,500

      Goldman Sachs International
       Union Pacific Corporation                 Buy          850        0.20      December 20, 2011         1,618

      Goldman Sachs International
        Southwest Airlines Co.                   Buy        1,700        0.22      December 20, 2011         9,182

      Goldman Sachs International
              Chubb Corp.                        Buy        1,640        0.10        March 20, 2012          1,806

      Goldman Sachs International
               Dell Inc.                         Buy          830        0.22        March 20, 2012           (580)

       Citibank, N.A., New York
        Tyco International LTD                   Buy          500        0.43        March 20, 2012             --

       Citibank, N.A., New York
        Tyco International LTD                   Buy          970        0.43        March 20, 2012             --

      Goldman Sachs International
               GAP Inc.                          Buy        1,000        1.19        March 20, 2012        (10,599)

      Goldman Sachs International
               SLM Corp.                         Sell       1,640       0.737        June 20, 2012        (120,706)

       JPMorgan Chase Bank, N.A.
              Belo Corp.                         Buy          285        1.18        June 20, 2014           2,252

       JPMorgan Chase Bank, N.A.
              Belo Corp.                         Buy          830        1.30        June 20, 2014             997

      Goldman Sachs International
        Residential Capital LLC                  Sell       1,660        2.00        March 20, 2017        (62,419)
                                                                                                         ---------
   Net Unrealized Depreciation......................................................................     $(170,141)
                                                                                                         =========

INTEREST RATE SWAP CONTRACTS OPEN AT JUNE 30, 2007:

                                    NOTIONAL
                                     AMOUNT        RECEIVED            PAYMENTS         TERMINATION    UNREALIZED
         SWAP COUNTERPARTY           (000's)        BY FUND          MADE BY FUND          DATE       DEPRECIATION
         -----------------          --------   ----------------   ------------------   ------------   ------------
      Deutsche Bank (TD)             $24,375   Fixed Rate 5.389%  Floating Rate 5.36%  May 25, 2017    $(514,069)

JPMorgan Chase Bank N.A. New York      4,875   Fixed Rate 5.448%  Floating Rate 5.36%  May 29, 2017      (81,218)

    Citibank N.A., New York            4,875   Fixed Rate 5.44%   Floating Rate 5.36%  May 29, 2007      (84,143)
                                                                                                       ---------
   Total Unrealized Depreciation...................................................................    $(679,430)
                                                                                                       =========

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Income Securities Inc.


/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
August 09, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
---------------------------
Ronald E. Robison
Principal Executive Officer
August 09, 2007


/s/ Francis Smith
----------------------------
Francis Smith
Principal Financial Officer
August 09, 2007


                                        3